Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 926	¥ 579
Less: reclassification adjustments	(213)	306
Total	713	885
Pension liability adjustments:
Unrealized gains (losses)	(2,144)	83,994
Less: reclassification adjustments	(3,875)	321
Total	(6,019)	84,315
Own credit risk adjustments:
Unrealized gains (losses)	(2,638)	(2,351)
Less: reclassification adjustments	219	(1,259)
Total	(2,419)	(3,610)
Total tax effect before allocation to noncontrolling interests	¥ (7,725)	¥ 81,590